Property, Plant and Equipment, net (Tables)	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Depreciation charges by expense classification [Table Text Block]
The Consolidated Statements of Operations include the following depreciation charges:

As of December 31	2017	2018	2019
(in millions)	€	€	€
Cost of Sales	195.7	191.6	196.1
R&D Costs	101.7	105.9	117.2
SG&A	10.8	17.9	12.0
Total Depreciation	308.2	315.4	325.3

Property, Plant and Equipment
Property, plant and equipment consist of the following:

(in millions)	Land and buildings €	Machinery and equipment €	Leasehold improvements €	Furniture, fixtures and other equipment €	Total €
Cost
Balance at January 1, 2018	1,641.8	1,159.9	256.6	375.6	3,433.9
Additions	119.6	196.4	21.5	44.6	382.1
Disposals	(57.2)	(16.0)	(3.4)	(4.9)	(81.5)
Net non-cash movements to/from Inventories	—	(38.9)	—	—	(38.9)
Effect of changes in exchange rates	5.6	3.7	0.5	0.9	10.7
Balance at December 31, 2018	1,709.8	1,305.1	275.2	416.2	3,706.3
Additions	321.0	261.1	26.7	64.6	673.4
Disposals	(0.3)	(17.5)	(1.4)	(103.4)	(122.6)
Net non-cash movements to/from Inventories	—	33.9	—	—	33.9
Effect of changes in exchange rates	6.0	5.2	0.5	0.3	12.0
Balance at December 31, 2019	2,036.5	1,587.8	301.0	377.7	4,303.0

Accumulated depreciation and impairment
Balance at January 1, 2018	552.7	742.4	244.5	293.5	1,833.1
Depreciation	92.8	174.8	19.2	28.6	315.4
Impairment charges	1.0	14.4	—	—	15.4
Disposals	(2.5)	(13.3)	(3.0)	(4.5)	(23.3)
Net non-cash movements to/from Inventories	—	(27.8)	—	—	(27.8)
Effect of changes in exchange rates	2.0	1.5	0.2	0.3	4.0
Balance at December 31, 2018	646.0	892.0	260.9	317.9	2,116.8
Depreciation	98.5	166.7	21.3	38.8	325.3
Impairment charges	—	4.7	—	—	4.7
Disposals	(0.2)	(14.8)	(1.2)	(103.3)	(119.5)
Net non-cash movements to/from Inventories	—	(28.7)	—	—	(28.7)
Effect of changes in exchange rates	2.0	2.8	0.3	—	5.1
Balance at December 31, 2019	746.3	1,022.7	281.3	253.4	2,303.7

Carrying amount
December 31, 2018	1,063.8	413.1	14.3	98.3	1,589.5
December 31, 2019	1,290.2	565.1	19.7	124.3	1,999.3